Condensed Statements of Combined Consolidated Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$ 23,270	[1],[2]	$ (3,085)	[1],[2]
Adjustments to reconcile net income (loss) to net cash from (used in) operating activities:
Depreciation and amortization expenses	5,690	[1],[2],[3]	5,638	[1],[2],[3]
Amortization of debt issuance costs	384	[3]	111	[3]
Unit-based compensation expense	712	[3]	123	[3]
Loss on asset disposals	236	[1],[2],[3]	26	[1],[2],[3]
Changes in current assets:
Receivables - trade	47	[3]	(739)	[3]
Receivables - affiliate	(311)	[3]	(6,305)	[3]
Prepayments and other current assets	(829)	[3]	(1,298)	[3]
Changes in current liabilities:
Accounts payable - trade	228	[3]	(54)	[3]
Accounts payable - affiliate	696	[3]	3,634	[3]
Deferred revenue - affiliate	173	[3]	1,622	[3]
Accrued liabilities	101	[3]	1,243	[3]
Changes in other noncurrent assets and liabilities	1,464	[3]	(532)	[3]
Net cash from operating activities	31,861	[3]	384	[3]
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Capital expenditures	(12,407)	[3]	(1,955)	[3]
Capital expenditure reimbursements by affiliate	4,204	[3]	0	[3]
Net cash used in investing activities	(8,203)	[3]	(1,955)	[3]
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Proceeds from issuance of common units, net of underwriters' discount	0	[3]	294,328	[3]
Distributions to unitholders and general partner	(90,627)	[3]	(333,280)	[3]
Borrowings under revolving credit agreement	68,000	[3]	50,000	[3]
Offering costs	0	[3]	(6,196)	[3]
Financing costs	(593)	[3]	(1,852)	[3]
Sponsor contributions of equity to the Predecessors	1,525	[3]	8,239	[3]
Capital contributions by affiliate	1,119	[3]	298	[3]
Net cash from (used in) financing activities	(20,576)	[3]	11,537	[3]
INCREASE IN CASH AND CASH EQUIVALENTS	3,082	[3]	9,966	[3]
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	18,326	[4]	0	[3]
CASH AND CASH EQUIVALENTS, END OF PERIOD	21,408	[4]	9,966	[3]
SUPPLEMENTAL CASH FLOW DISCLOSURE:
Interest paid, net of capitalized interest	949	[3]	11	[3]
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Capital expenditures included in accounts payable at period end	5,679	[3]	847	[3]
Transfer of property, plant and equipment from Sponsor, net of accumulated depreciation	19	[3]	4,399	[3]
Working capital requirements retained by Sponsor	$ 4,196	[3]	$ 4,389	[3]

[1]	Adjusted to include the historical results of the Martinez crude oil marine terminal. See Notes A and B for further discussion.
[2]	Adjusted to include the historical results of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[3]	Adjusted to include the historical results of the Martinez crude oil marine terminal and the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[4]	Adjusted to include the historical balances of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.